UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-10399
______________________________________________

HENDERSON GLOBAL FUNDS
______________________________________________________________________________
(Exact name of registrant as specified in charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
______________________________________________________________________________
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER K. YARBROUGH 737 NORTH MICHIGAN AVENUE SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601

Registrant’s telephone number, including area code:  (312) 397-1122

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2011

Item 1.                                Schedule of Investments.

Henderson Global Funds	Portfolio of investments (unaudited)
Strategic Income Fund
September 30, 2011

	Face				Value
	amount		Coupon	Maturity	(note 3)

Corporate bonds – 67.80%
		Canada – 0.93%
EUR	330,000	Bombardier, Inc.	7.250%	11/15/16	$ 446,539
		Denmark – 2.10%
EUR	850,000	FS Funding AS	8.875	5/15/16	1,007,827
		France – 5.73%
USD	1,300,000	AXA S.A. (a) (b)	6.463	12/14/18	919,750
EUR	550,000	Crown European Holdings S.A.	7.125	8/15/18	718,441
EUR	550,000	Rexel S.A.	8.250	12/15/16	740,547
EUR	275,228	Rhodia S.A. (c)	4.355	10/15/13	369,658
					2,748,396
		Germany – 3.32%
USD	500,000	Kabel BW Erste Beteiligungs GmbH (a)	7.500	3/15/19	488,750
USD	1,100,000	UPC Germany GmbH (a)	8.125	12/1/17	1,105,500
					1,594,250
		Ireland – 1.62%
EUR	750,000	Ardagh Glass Finance plc	8.750	2/1/20	778,730
		Luxembourg – 4.19%
GBP	400,000	Glencore Finance Europe S.A.	6.500	2/27/19	621,933
EUR	1,100,000	UPC Holding BV	8.000	11/1/16	1,385,301
					2,007,234
		Netherlands – 5.90%
EUR	500,000	Ahold Finance USA LLC	5.875	3/14/12	684,023
GBP	400,000	Generali Finance B.V. (b)	6.214	6/16/16	368,018
EUR	690,000	ING Verzekeringen N.V. (c)	3.386	6/21/21	687,543
EUR	150,000	Linde Finance B.V. (b) (c)	7.375	7/14/16	215,030
EUR	675,000	Ziggo Bond Co. B.V. (a) (d)	8.000	5/15/18	872,679
					2,827,293
		Switzerland – 1.43%
USD	750,000	Swiss Re Capital I LP (a) (b)	6.854	5/25/16	685,860
		United Kingdom – 27.03%
GBP	640,000	Aviva plc (b)	6.125	9/29/22	668,671
EUR	700,000	BAA Funding, Ltd.	4.600	2/15/18	928,175
USD	550,000	Barclays Bank plc (a) (b)	5.926	12/15/16	409,750
GBP	1,000,000	Daily Mail & General Trust	5.750	12/7/18	1,443,007
GBP	100,000	Daily Mail & General Trust	6.375	6/21/27	136,385
GBP	125,000	EGG Banking plc	6.875	12/29/21	173,701
GBP	400,000	F&C Finance plc	9.000	12/20/16	628,667
EUR	180,000	Global Switch Holdings Ltd.	5.500	4/18/18	227,708
EUR	600,000	Investec Tier I UK LP plc (b)	7.075	6/24/15	586,811
GBP	1,002,000	ITV plc	5.375	10/19/15	1,539,082
GBP	1,100,000	Legal & General Group plc (b)	6.385	5/2/17	1,279,644
USD	1,100,000	Lloyds TSB Group plc (a) (b) (e)	6.267	11/14/16	489,500
EUR	650,000	Rexam plc (b)	6.750	6/29/17	766,337
USD	1,000,000	Royal Bank of Scotland Group plc (b) (e)	7.640	9/29/17	485,000
USD	1,100,000	Standard Chartered plc (b)	6.409	1/30/17	930,151

See notes to financial statements

Henderson Global Funds	Portfolio of investments (unaudited)
Strategic Income Fund
September 30, 2011 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 3)
GBP	650,000	Virgin Media Finance plc	8.875%	10/15/19	$ 1,066,825
GBP	500,000	William Hill plc	7.125	11/11/16	771,903
GBP	250,000	WPP plc	6.000	4/4/17	427,166
					12,958,483
		United States – 15.55%
USD	1,250,000	Constellation Brands, Inc.	7.250	5/15/17	1,318,750
USD	560,000	Digicel Group, Ltd. (a)	10.500	4/15/18	557,200
USD	600,000	HCA Holdings, Inc. (a)	7.750	5/15/21	565,500
USD	1,500,000	Iron Mountain, Inc.	6.625	1/1/16	1,500,000
EUR	2,500,000	Lehman Brothers UK Capital Funding IV LP
		(b) (e) (f) (g)	5.750	4/25/12	—
EUR	775,000	Levi Strauss & Co.	7.750	5/15/18	895,539
USD	200,000	Nalco Co. (a)	6.625	1/15/19	220,000
USD	1,010,000	Pinnacle Entertainment, Inc.	8.750	5/15/20	946,875
USD	1,240,000	Service Corp International	7.625	10/1/18	1,317,500
USD	138,000	Windstream Corp.	7.750	10/15/20	135,240
					7,456,604
	Total corporate bonds
	(Cost $37,922,327)				32,511,216

U.S. government agency obligations – 21.43%

	United States - 21.43%
USD	2,400,000	United States Treasury Note	3.625	2/15/21	2,772,938
USD	2,500,000	United States Treasury Note	0.750	8/15/13	2,522,168
USD	2,500,000	United States Treasury Note	0.125	8/31/13	2,494,240
USD	2,500,000	United States Treasury Note	0.250	9/15/14	2,488,090
					10,277,436
	Total U.S. government agency obligations
	(Cost $10,217,250)				10,277,436

	Shares

Common stock – 1.13%
		United Kingdom – 1.13%
GBP	12,800	British American Tobacco plc			542,527
	Total common stock
	(Cost $418,013)				542,527

See notes to financial statements

Henderson Global Funds	Portfolio of investments (unaudited)
Strategic Income Fund
September 30, 2011 (continued)

		Value
Contracts		(note 3)

Options purchased – 0.11%
	United States – 0.11%
11,000	Euro Fx Currency Future Option, Put @ $1210
USD	Expires 11/04/11	$ 27,500
3,250	Euro Fx Currency Future Option, Put @ $1210
USD	Expires 12/09/11	24,700
		52,200
Total options purchased
(Cost $90,141)		52,200
Total long term investments
(Cost $48,647,731)		43,383,379

Shares

Short term investment - 6.67%
3,197,126	Fidelity Institutional Treasury Portfolio (d)	3,197,126
Total short term investment
(Cost $3,197,126)		3,197,126
Total investments - 97.14%
(Cost $51,844,857)		46,580,505
Net other assets and liabilities – 2.86%		1,369,603
Total net assets – 100.00%		$ 47,950,108

(a)
Restricted security, purchased under Rule 144A, section 4(2)g which is exempt registration under the securities Act of 1933 as amended. At September 30, 2011 the securities had an aggregate value of $6,314,489, which represents 13.2% of net assets.

(b)	Maturity date is perpetual. Maturity date presented represents the next call date.
(c)	Security is a floating rate bond.
(d)	Security is segregated as collateral to cover margin requirements on open futures contracts.
(e)	Security is in default.
(f)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(g)	Fair valued at September 30, 2011 as determined in good faith using procedures approved by the Board of Trustees.

See notes to financial statements

Henderson Global Funds
Portfolio of investments
                                                                                                           (unaudited)

Strategic Income Fund
September 30, 2011 (continued)

Other information:

Industry concentration as a percentage of net assets:	% of net assets

US Government Agency Obligations	21.43
Life/Health Insurance	5.50
Cable TV	5.14
Containers-Metal/Glass	4.72
Commercial Banks Non-US	4.17
Gambling (Non-Hotel)	3.58
Publishing-Newspapers	3.29
Television	3.21
Commercial Services	3.13
Internet Connectivity Services	2.89
Beverages - Wine & Spirits	2.75
Funeral Services & Related Items	2.75
Multi-line Insurance	2.69
Telephone-Integrated	2.51
Building Maintenance & Services	2.10
Airport Development & Maintenance	1.94
Apparel Manufacturers	1.87
Electronic Parts Distribution	1.54
Food-Retail	1.43
Special Purpose Entity	1.43
Investment Management & Advising Services	1.31
Distribution/Wholesale	1.30
Chemicals-Specialty	1.23
Finance-Commercial	1.22
Medical-Hospitals	1.18
Cellular Telecommunications	1.16
Tobacco	1.13
Diversified Banking Institution	1.01
Diversified Manufacturing Operations	0.93
Consulting Services	0.89
Computer Data Security	0.48
Industrial Gases	0.45
Options Purchased	0.11

Long Term Investments	90.47
Short Term Investments	6.67

Total Investments	97.14
Net Other Assets and Liabilities	2.86

100.00%

See notes to financial statements

Henderson Global Funds
Notes to financial statements
 (unaudited)

1.  All percentages are based on the net assets of the Henderson Strategic Income Fund (the “Fund”) as of September 30, 2011.

2.  Net unrealized depreciation of the Fund’s investment securities was $5,264,352 of which $1,512,564 related to the appreciated investment securities and $6,776,916 related to depreciated investment securities for the fiscal quarter ended September 30, 2011.

3.  Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Board of Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked price, or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

Investments in registered investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable forward rate.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

Various inputs are used in determining the value of the Funds’ investments. The Funds established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes.  These inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The three-tier hierarchy of inputs is summarized in the following three broad levels:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Henderson Global Funds
Notes to financial statements
 (unaudited)
•	Level 3 – significant unobservable inputs (including the management’s own assumptions in determining the fair value of investments)

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), Fair Value Measurements and Disclosures-Accounting standards Codification 820 (“ASC 820”): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. Fund management has implemented new and revised disclosures.

On May 12, 2011, FASB issued ASU 2011- 04, modifying Topic 820, Fair Value Measurements and Disclosures. The ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011, and is therefore not effective for the current reporting period. Funds’ management is in the process of assessing the impact of the updated standards on the Funds’ financial statements.
Any transfers between levels are disclosed, effective end of the period, in the table below with the reasons for the transfers disclosed in a note to the table, if applicable.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value:

Strategic Income Fund

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total

Corporate Bonds
Canada	$—	$446,539	$—	$446,539
Denmark	—	1,007,827	—	1,007,827
France	—	2,748,396	—	2,748,396
Germany	—	1,594,250	—	1,594,250
Ireland	—	778,730	—	778,730
Luxembourg	—	2,007,234	—	2,007,234
Netherlands	—	2,827,293	—	2,827,293
Switzerland	—	685,860	—	685,860
United Kingdom	—	12,958,483	—	12,958,483
United States	—	7,456,604	—	7,456,604

Total Corporate Bonds	—	32,511,216	—	32,511,216

U.S. Government Agency Obligations
United States	—	10,277,436	—	10,277,436

Total U.S. Government Agency Obligations	—	10,277,436	—	10,277,436

Common Stocks
United Kingdom	—	542,527	—	542,527

Total Common Stocks	—	542,527	—	542,527

Options Purchased
United States	52,200	—	—	52,200

Total Options Purchased	52,200	—	—	52,200

Short Term Investment	3,197,126	—	—	3,197,126

Total Investments	3,249,326	43,331,179	—	46,580,505

Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	—	422,187	—	422,187
Index Futures Contracts	47,451	—	—	47,451

Total Financial Derivative Instruments	$47,451	$422,187	$—	$469,638

Henderson Global Funds
Notes to financial statements
 (unaudited)
During the period ended September 30, 2011, there were no transfers in or out of security levels as a result of the fair value pricing procedures utilized by the Fund.

Following is a reconcilaition of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in securities	Balance as of January 1, 2011	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to level 3	Transfers out of level 3	Balance as of September 30, 2011
Corporate Bonds
Netherlands
Arran Corporate Loans B.V., Class E3	$1,850,000	$1,594	$55,185	$93,221	$0	$(2,000,000)	$0	$0	$0
United States
Lehman Brothers UK Capital Funding IV LP	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$1,850,000	$1,594	$55,185	$93,221	$0	$(2,000,000)	$0	$0	$0

The total net change in unrealized depreciation attributable to Level 3 investments held at September 30, 2011 was $0.

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds’ financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.

4.  The Fund is subject to interest rate risk and foreign currency risk in the normal course of pursuing investment objectives. The Fund may invest in futures contracts to gain exposure to, or hedge against changes in the value of interest rates or foreign currencies and to gain exposure to Equity Indices. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price and date. Upon entering into such contracts, the Fund is required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the fluctuations in the fair value of the underlying security. The Fund realizes a gain or loss upon the expiration or closing of the futures contracts. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there are minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures, guarantees the contracts against default.

Henderson Global Funds
Notes to financial statements
 (unaudited)
The Fund held the following open futures contracts at September 30, 2011:

	Number of contracts	Expiration date	Aggregate notional value	Unrealized appreciation
FTSE 100 Index (Short)	80	12/16/11	$635,050	$13,833
S&P 500 Index (Short)	500	12/15/11	563,000	33,618

Following is a summary of realized gain/losses and change in unrealized gain/losses incurred on futures contracts during the period ended September 30, 2011:

Futures contracts	Realized gain/loss	Change in unrealized gain/loss
Index futures	$206,918	$47,451
Interest rate futures	261,999	(64,313)

During the period ended September 30, 2011, the Fund’s average notional value related to futures contracts was $1.8 million or 3.8% of net assets.

5. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities.  When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Realized gains or losses on forwards include net gains or losses on contracts that have matured or which the Fund has terminated by entering into offsetting closing transactions.  Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded.  These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation.  These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations.

The Fund held the following open forward foreign currency contracts at September 30, 2011:

	Value date	Local amount	Current value	Unrealized appreciation
British Pound Short	10/21/11	8,907,227	$13,887,591	$108,335
Euro Short	10/21/11	11,821,102	15,835,310	313,852

Following is a summary of realized gain/losses and change in unrealized gain/losses incurred on forward currency contracts during the period ended September 30, 2011:

Currency	Realized gain/loss	Change in unrealized gain/loss
British Pound	$(122,287)	$(51,341)
Euro	(949,341)	532,360

During the period ended September 30, 2011, the Fund’s average notional value related to forward foreign currency contracts was $14 million or 29.6% of net assets.

6. The Funds may purchase options to create investment exposure consistent with its investment objective or to hedge or limit exposure of its portfolio holdings. Options are valued daily and unrealized appreciation

Henderson Global Funds
Notes to financial statements
 (unaudited)
or depreciation is recorded. The Fund realizes a gain or loss upon the expiration or closing of the option transaction. Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying futures indexes, the possibility of an illiquid market for the option or the inability of counterparties to perform. When applicable, option contracts purchased by the Funds and contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Purchased options	Realized gain/loss	Change in unrealized gain/loss
Options on Fx currency futures	$-	$(37,941)

Henderson Global Funds	Portfolio of investments (unaudited)
International All Cap Equity Fund
September 30, 2011

		Value
Shares		(note 3)
Common stocks - 96.67%
	Austria - 1.38%
8,917	Andritz AG	$ 731,138
8,481	Schoeller-Bleckmann
	Oilfield Equipment AG	580,733
		1,311,871
	Belgium - 2.58%
35,703	Anheuser-Busch InBev N.V.	1,893,451
10,996	EVS Broadcast Equipment,
	S.A.	571,170
		2,464,621
	Brazil - 1.34%
57,100	Petroleo Brasileiro S.A.,
	ADR	1,281,895
	China - 1.76%
3,113,400	Bank of China, Ltd., Class H	949,981
805,000	Yingde Gases Group Co.	730,561
		1,680,542
	Colombia - 0.56%
27,107	Petrominerales, Ltd.	532,879
	Denmark - 1.05%
13,347	William Demant Holding
	A/S *	1,001,682
	France - 3.62%
31,568	Compagnie Generale des
	Etablissements Michelin,
	Class B	1,885,193
25,438	Danone S.A.	1,565,485
		3,450,678
	Germany - 6.91%
8,260	Bauer AG	188,134
9,099	Bilfinger Berger AG	677,414
25,357	Fresenius SE & Co., KGaA	2,250,420
18,492	Gerresheimer AG	765,882
38,326	SAP AG	1,953,677
49,299	Wirecard AG	756,535
		6,592,062
	Hong Kong - 1.78%
737,200	Sands China, Ltd. *	1,695,548
	India - 0.70%
32,486	Axis Bank, Ltd., GDR	664,798

		Value
Shares		(note 3)
	Indonesia - 1.14%
8,188,000	PT Borneo Lumbung Energi
	& Metal Tbk *	$ 803,414
504,500	PT Indofood Sukses Makmur
	Tbk	284,565
		1,087,979
	Israel - 1.60%
41,012	Teva Pharmaceutical
	Industries, Ltd., ADR	1,526,467
	Italy - 6.05%
71,571	Autogrill SpA	719,310
53,177	Luxottica Group SpA	1,347,163
403,200	Prada SpA *	1,673,647
57,919	Saipem SpA	2,030,809
		5,770,929
	Japan - 18.95%
56,900	Canon, Inc.	2,575,980
26,800	Hikari Tsushin, Inc.	633,924
35,000	IT Holdings Corp.	337,923
141,000	Itoham Foods, Inc.	522,728
9,068	Keyence Corp.	2,482,855
26,200	Kissei Pharmaceutical Co.,
	Ltd.	572,660
197,000	Kubota Corp.	1,574,071
72,700	Makita Corp.	2,589,464
23,800	Melco Holdings, Inc.	740,298
11,800	SMC Corp.	1,723,101
63,100	SOFTBANK Corp.	1,847,121
32,600	Tokyo Steel Manufacturing
	Co., Ltd.	309,278
64,745	TSI Holdings Co., Ltd. *	373,230
7,250	USS Co., Ltd.	616,687
22,100	Xebio Co., Ltd.	561,227
28,700	Yamatake Corp.	613,671
		18,074,218
	Korea - 0.51%
3,539	Hyundai Department Store
	Co., Ltd.	487,094
	Netherlands - 2.25%
1,016,481	Jubilant Energy N.V. *	610,264
48,133	Randstad Holding N.V.	1,535,435
		2,145,699
	Norway - 2.86%
80,285	DnB NOR ASA	801,504
69,431	Seadrill, Ltd.	1,922,766
		2,724,270

See notes to financial statements

Henderson Global Funds	Portfolio of investments (unaudited)
International All Cap Equity Fund
September 30, 2011 (continued)

		Value
Shares		(note 3)
	Singapore - 6.88%
276,000	Capitaland, Ltd.	$ 514,517
178,742	DBS Group Holdings, Ltd.	1,602,381
364,400	Keppel Corp., Ltd.	2,134,485
518,000	Overseas Union Enterprise,
	Ltd.	840,507
1,785,000	Perennial China Retail Trust *	614,932
499,884	Raffles Medical Group, Ltd.	853,090
		6,559,912
	Spain - 1.32%
78,343	Amadeus IT Holding S.A., A
	Shares	1,257,621
	Sweden - 2.19%
71,100	Hexagon AB, B Shares	925,394
121,234	Telefonaktiebolaget LM
	Ericsson, B Shares	1,161,618
		2,087,012
	Switzerland - 9.09%
105,095	ABB, Ltd. *	1,794,782
40,655	Compagnie Financiere
	Richemont S.A.	1,804,705
49,935	Credit Suisse Group AG *	1,295,772
1,678	SGS S.A.	2,544,813
4,722	Syngenta AG *	1,223,278
		8,663,350
	Taiwan - 1.17%
1,961,605	Chinatrust Financial Holding
	Co., Ltd.	1,115,688
	United Kingdom - 20.98%
25,139	Autonomy Corp., plc *	995,762
347,647	Eros International plc *	1,159,784
411,969	International Power plc	1,951,571
204,899	Prudential plc	1,753,768
21,632	Rio Tinto plc	955,375
139,902	Serco Group plc	1,108,474
59,334	Shire plc	1,850,143
31,795	Spectris plc	575,897
118,117	Standard Chartered plc	2,357,543
125,606	Unilever plc	3,934,704
844,447	Vodafone Group plc	2,180,654
94,573	Xstrata plc	1,186,081
		20,009,756

Value
Shares	(note 3)
Total investments - 96.67%
(Cost $102,622,670)	$ 92,186,571
Net other assets and liabilities –
3.33%	3,174,754
Total net assets – 100.00%	$ 95,361,325

*	Non income producing security
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See notes to financial statements

Henderson Global Funds
Notes to financial statements
 (unaudited)

International All Cap Equity Fund
September 30, 2011 (continued)

Other information:

Industry concentration as a percentage of net assets:	% of net assets

Diversified Banks	7.16%
Packaged Foods & Meats	6.61
Industrial Machinery	6.26
Apparel, Accessories & Luxury Goods	5.45
Wireless Telecommunication Services	4.22
Pharmaceuticals	4.14
Electronic Equipment & Instruments	3.85
Health Care Equipment	3.41
Application Software	3.09
Oil & Gas Equipment & Services	2.74
Office Electronics	2.70
Research & Consulting Services	2.67
Diversified Metals & Mining	2.25
Industrial Conglomerates	2.24
Data Processing & Outsourced Services	2.11
Independent Power Producers & Energy Traders	2.05
Oil & Gas Drilling	2.02
Brewers	1.99
Tires & Rubber	1.98
Heavy Electrical Equipment	1.88
Life & Health Insurance	1.84
Communications Equipment	1.82
Casinos & Gaming	1.78
Construction & Farm Machinery & Heavy Trucks	1.65
Human Resource & Employment Services	1.61
Diversified Capital Markets	1.36
Integrated Oil & Gas	1.34
Fertilizers & Agricultural Chemicals	1.28
Movies & Entertainment	1.22
Oil & Gas Exploration & Production	1.20
Environmental & Facilities Services	1.16
Construction & Engineering	0.91
Health Care Facilities	0.89
Hotels, Resorts & Cruise Lines	0.88
Coal & Consumable Fuels	0.84
Life Sciences Tools & Services	0.80
Computer Storage & Peripherals	0.78
Industrial Gases	0.77
Restaurants	0.75
Regional Banks	0.70
Computer & Electronics Retail	0.67
Automotive Retail	0.65
Retail REIT's	0.64
Specialty Stores	0.59
Diversified Real Estate Activities	0.54
Department Stores	0.51
IT Consulting & Other Services	0.35
Steel	0.32

Long Term Investments	96.67

Total Investments	96.67
Net Other Assets and Liabilities	3.33

100.00%

See notes to financial statements

Henderson Global Funds
Notes to financial statements
 (unaudited)

1.  All percentages are based on the net assets of the Henderson International All Cap Equity Fund (the “Fund”) as of September 30, 2011.

2.  Net unrealized depreciation of the Fund’s investment securities was $10,436,099 of which $4,527,515 related to the appreciated investment securities and $14,963,614 related to depreciated investment securities for the fiscal quarter ended September 30, 2011.

3.  Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price.  Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Board of Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked price, or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

Investments in registered investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable forward rate.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

Various inputs are used in determining the value of the Funds’ investments. The Funds established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the following three broad levels:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Henderson Global Funds
Notes to financial statements
 (unaudited)

•	Level 3 – significant unobservable inputs (including the management’s own assumptions in determining the fair value of investments)

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), Fair Value Measurements and Disclosures-Accounting standards Codification 820 (“ASC 820”): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. Fund management has implemented new and revised disclosures.

On May 12, 2011, FASB issued ASU 2011- 04, modifying Topic 820, Fair Value Measurements and Disclosures. The ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011, and is therefore not effective for the current reporting period. Funds’ management is in the process of assessing the impact of the updated standards on the Funds’ financial statements.

Any transfers between levels are disclosed, effective end of the period, in the table below with the reasons for the transfers disclosed in a note to the table, if applicable.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value:

International All Cap Equity

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total

Common Stocks
Austria	$—	$1,311,871	$—	$1,311,871
Belgium	—	2,464,621	—	2,464,621
Brazil	1,281,895	—	—	1,281,895
China	—	1,680,542	—	1,680,542
Colombia	532,879	—	—	532,879
Denmark	—	1,001,682	—	1,001,682
France	—	3,450,678	—	3,450,678
Germany	—	6,592,062	—	6,592,062
Hong Kong	—	1,695,548	—	1,695,548
India	—	664,798	—	664,798
Indonesia	—	1,087,979	—	1,087,979
Israel	1,526,467	—	—	1,526,467
Italy	—	5,770,929	—	5,770,929
Japan	—	18,074,218	—	18,074,218
Korea	—	487,094	—	487,094
Netherlands	610,264	1,535,435	—	2,145,699
Norway	—	2,724,270	—	2,724,270
Singapore	—	6,559,912	—	6,559,912
Spain	—	1,257,621	—	1,257,621
Sweden	—	2,087,012	—	2,087,012
Switzerland	—	8,663,350	—	8,663,350
Taiwan	—	1,115,688	—	1,115,688
United Kingdom	—	20,009,756	—	20,009,756

Total Common Stocks	3,951,505	88,235,066	—	92,186,571

Total	$3,951,505	$88,235,066	$—	$92,186,571

During the period ended September 30, 2011, securities with a total of $55,187,447 were transferred from Level 1 to Level 2 due to the application of fair value adjustments for securities principally traded in foreign markets.

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds’ financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.  The Fund did not invest in derivative instruments or engage in related hedging activities during the period ended September 30, 2011.

Henderson Global Funds
Portfolio of investments
(unaudited)
Money Market Fund
September 30, 2011

Value (Note 2)
Mutual funds – 100.02%
Investments in State Street Money Market Portfolio - 100.02%	$65,305,249
Total investments: 100.02% (Identified cost $65,305,249)	65,305,249

Other assets and liabilities, net: (0.02)%	(11,287)

Total net assets: 100.00%	$65,293,962

Henderson Money Market Fund invests substantially all of its investible assets into State Street Money Market Portfolio. At September 30, 2011, Henderson Money Market Fund owned 0.28% of the State Street Money Market Portfolio.

Henderson Global Funds
Notes to financial statements
 (unaudited)

1.
This Fund is a feeder fund and its assets were fully invested in the State Street Money Market Portfolio, (a series of State Street Master Funds) a master portfolio in a “master-feeder” structure.  The State Street Money Market Portfolio, in turn, directly invests in money market securities. The net assets of the State Street Money Market Portfolio as of September 30, 2011 were $65,293,962.

2.	The Fund records its investments in Master Portfolio at its reported Net Asset Value (NAV) which approximates fair market value.

Various inputs are used in determining the value of the Fund’s investments. The Fund established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes.  These inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The three-tier hierarchy of inputs is summarized in the following three broad levels:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the management’s own assumptions in determining the fair value of investments)

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), Fair Value Measurements and Disclosures-Accounting standards Codification 820 (“ASC 820”): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. Fund management has implemented new and revised disclosures.

On May 12, 2011, FASB issued ASU 2011- 04, modifying Topic 820, Fair Value Measurements and Disclosures. The ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011, and is therefore not effective for the current reporting period. Funds’ management is in the process of assessing the impact of the updated standards on the Funds’ financial statements.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value:

Money Market

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total

Mutual Funds	$—	$65,305,249	$—	$65,305,249

Total	$—	$65,305,249	$—	$65,305,249

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds’ financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.  The Fund did not invest in derivative instruments or engage in related hedging activities during the period ended September 30, 2011.

State Street Money Market Portfolio
Portfolio of Investments
September 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
ASSET BACKED COMMERCIAL PAPER — 2.3%
Kells Funding LLC (a)	0.300%	10/05/2011	10/05/2011	$ 125,000,000	$ 124,995,833
Kells Funding LLC (a)	0.300%	10/07/2011	10/07/2011	55,000,000	54,997,250
Kells Funding LLC (a)	0.300%	10/12/2011	10/12/2011	100,000,000	99,990,833
Kells Funding LLC (a)	0.320%	10/27/2011	10/27/2011	100,000,000	99,976,889
Kells Funding LLC (a)	0.310%	11/02/2011	11/02/2011	60,000,000	59,982,934
Solitaire Funding LLC (a)	0.320%	11/14/2011	11/14/2011	100,000,000	99,962,111
TOTAL ASSET BACKED COMMERCIAL PAPER					539,905,850

FINANCIAL COMPANY COMMERCIAL PAPER — 4.4%
Australia & New Zealand Banking Group Ltd. (a)	0.190%	10/13/2011	10/13/2011	80,000,000	79,994,933
Credit Suisse	0.200%	10/13/2011	10/13/2011	600,000,000	599,960,000
DnB NOR Bank ASA (a)	0.265%	10/19/2011	01/19/2012	154,000,000	154,000,000
General Electric Capital Corp.	0.090%	10/12/2011	10/12/2011	100,000,000	99,997,250
General Electric Capital Corp.	0.250%	12/07/2011	12/07/2011	123,000,000	122,942,771
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					1,056,894,954

CERTIFICATES OF DEPOSIT — 54.7%
Bank of Montreal (b)	0.296%	10/06/2011	10/05/2012	94,000,000	94,000,000
Bank of Nova Scotia	0.190%	10/13/2011	10/13/2011	175,000,000	175,000,000
Bank of Nova Scotia	0.300%	12/20/2011	12/20/2011	160,000,000	160,000,000
Bank of Nova Scotia	0.300%	12/21/2011	12/21/2011	160,000,000	160,000,000
Bank of Nova Scotia	0.300%	12/22/2011	12/22/2011	165,000,000	165,000,000
Bank of Nova Scotia (b)	0.440%	11/16/2011	09/15/2012	38,000,000	38,000,000
Bank of Tokyo - Mitsubishi	0.210%	10/11/2011	10/11/2011	425,000,000	425,000,000
Barclays Bank	0.180%	10/13/2011	10/13/2011	200,000,000	200,000,000
Barclays Bank (b)	0.509%	10/14/2011	11/14/2011	500,000,000	500,000,000
Barclays Bank (b)	0.495%	10/11/2011	01/10/2012	300,000,000	300,000,000
Barclays Bank (b)	0.459%	10/17/2011	02/16/2012	150,000,000	150,000,000
BNP Paribas	0.320%	11/07/2011	11/07/2011	200,000,000	200,000,000
BNP Paribas	0.420%	11/10/2011	11/10/2011	200,000,000	200,000,000
BNP Paribas	0.380%	12/07/2011	12/07/2011	500,000,000	500,000,000
Credit Agricole Corporate and Investment Bank	0.430%	10/21/2011	10/21/2011	200,000,000	200,000,000
Credit Suisse	0.300%	11/21/2011	11/21/2011	350,000,000	350,000,000
Credit Suisse (b)	0.372%	10/05/2011	10/05/2012	187,000,000	187,000,000
Deutsche Bank AG	0.180%	10/03/2011	10/03/2011	200,000,000	200,000,000
Deutsche Bank AG	0.200%	10/03/2011	10/03/2011	525,000,000	525,000,000
Deutsche Bank AG	0.180%	10/07/2011	10/07/2011	300,000,000	300,000,000
Deutsche Bank AG (b)	0.422%	10/05/2011	04/03/2012	100,000,000	100,000,000
ING Bank NV	0.460%	10/03/2011	10/03/2011	250,000,000	250,000,000
ING Bank NV	0.250%	10/17/2011	10/17/2011	100,000,000	100,000,000
ING Bank NV	0.300%	11/14/2011	11/14/2011	500,000,000	500,000,000
ING Bank NV	0.400%	12/15/2011	12/15/2011	250,000,000	250,000,000
Lloyds TSB Bank	0.200%	10/11/2011	10/11/2011	450,000,000	450,000,000
Lloyds TSB Bank	0.210%	10/13/2011	10/13/2011	200,000,000	200,000,000
Lloyds TSB Bank	0.210%	10/17/2011	10/17/2011	300,000,000	300,000,000
Lloyds TSB Bank	0.390%	12/05/2011	12/05/2011	150,000,000	150,000,000
National Australia Bank Ltd. (b)	0.302%	10/04/2011	04/26/2012	263,000,000	263,000,000
National Australia Bank Ltd. (b)	0.306%	10/11/2011	06/06/2012	200,000,000	200,000,000
National Australia Bank Ltd. (b)	0.306%	10/11/2011	06/07/2012	150,000,000	150,000,000
Rabobank Nederland NV (b)	0.304%	10/07/2011	12/07/2011	250,000,000	250,000,000
Rabobank Nederland NV	0.330%	12/21/2011	12/21/2011	300,000,000	300,000,000
Rabobank Nederland NV (b)	0.322%	10/03/2011	04/02/2012	225,000,000	225,000,000
Rabobank Nederland NV (b)	0.289%	10/14/2011	05/14/2012	140,000,000	140,000,000
Rabobank Nederland NV (b)	0.299%	10/14/2011	05/14/2012	140,000,000	140,000,000

State Street Money Market Portfolio
Portfolio of Investments – (continued)
September 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
CERTIFICATES OF DEPOSIT (continued)
Royal Bank of Scotland	0.190%	10/07/2011	10/07/2011	$ 225,000,000	$ 225,000,000
Royal Bank of Scotland	0.230%	10/13/2011	10/13/2011	300,000,000	300,000,000
Royal Bank of Scotland	0.230%	10/17/2011	10/17/2011	225,000,000	225,000,000
Royal Bank of Scotland	0.400%	10/24/2011	10/24/2011	400,000,000	400,000,000
Skandinaviska Enskilda Banken AB	0.210%	10/06/2011	10/06/2011	250,000,000	250,000,000
Standard Chartered Bank	0.150%	10/03/2011	10/03/2011	175,000,000	175,000,000
Sumitomo Mitsui Banking Corp.	0.210%	10/07/2011	10/07/2011	185,000,000	185,000,000
Sumitomo Mitsui Banking Corp.	0.200%	10/11/2011	10/11/2011	200,000,000	200,000,000
Svenska Handelsbanken AB	0.130%	10/03/2011	10/03/2011	450,000,000	450,000,000
Swedbank AB	0.190%	10/06/2011	10/06/2011	220,000,000	220,000,000
Toronto Dominion Bank	0.180%	10/17/2011	10/17/2011	135,000,000	135,000,000
Toronto Dominion Bank (b)	0.000%	10/28/2011	10/28/2011	72,000,000	72,000,000
Toronto Dominion Bank (b)	0.305%	10/12/2011	01/12/2012	111,000,000	111,000,000
UBS AG	0.110%	10/11/2011	10/11/2011	600,000,000	600,000,000
UBS AG	0.220%	10/14/2011	10/14/2011	200,000,000	200,000,000
UBS AG	0.140%	10/28/2011	10/28/2011	115,000,000	115,000,000
UBS AG (b)	0.354%	11/04/2011	02/06/2012	180,000,000	180,000,000
TOTAL CERTIFICATES OF DEPOSIT					13,040,000,000

OTHER NOTES — 4.4%
Commonwealth Bank of Australia (b)(c)	0.402%	10/27/2011	10/26/2012	31,000,000	31,000,000
DnB NOR Bank ASA	0.010%	10/03/2011	10/03/2011	356,000,000	356,000,000
Nordea Bank AB (b)(c)	0.393%	11/18/2011	10/17/2012	174,000,000	174,000,000
Rabobank Nederland NV (b)(c)	0.430%	11/16/2011	09/14/2012	107,000,000	107,000,000
Svenska Handelsbanken AB (b)(c)	0.372%	11/09/2011	05/08/2012	40,000,000	40,000,000
Svenska Handelsbanken AB (b)(c)	0.342%	11/17/2011	05/16/2012	300,000,000	300,000,000
Westpac Banking Corp. (b)	0.403%	10/28/2011	10/26/2012	35,000,000	35,000,000
TOTAL OTHER NOTES					1,043,000,000

					Market
					Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 24.8%
Agreement with Barclays Capital, Inc. and The Bank of
New York, Inc. (Tri-Party), dated 09/30/2011
(collateralized by Federal Home Loan Mortgage
Corporation, 3.000% - 8.000% due 09/01/2021 -
09/01/2041, and Federal National Mortgage
Association, 3.500% - 7.500% due 06/01/2019 -
09/01/2041 valued at $239,700,000); proceeds
$235,002,350	0.090%	10/04/2011	10/04/2011	235,000,000	235,000,000
Agreement with Barclays Capital, Inc. and The Bank of
New York, Inc. (Tri-Party), dated 09/30/2011
(collateralized by Federal Home Loan Mortgage
Corporation, 3.500% - 5.000% due 04/01/2026 -
07/01/2041, and Federal National Mortgage
Association, 3.000% - 5.000% due 03/01/2021 -
03/01/2041 valued at $76,500,000); proceeds
$75,000,833	0.080%	10/05/2011	10/05/2011	75,000,000	75,000,000

State Street Money Market Portfolio
Portfolio of Investments – (continued)
September 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
Agreement with Citigroup Global Markets, Inc. and
The Bank of New York, Inc. (Tri-Party), dated
09/30/2011 (collateralized by Federal Home Loan
Bank, 0.000% - 1.629% due 10/14/2011 -
08/20/2015, Federal Home Loan Mortgage
Corporation, 0.599% - 4.875% due 09/20/2013 -
08/27/2014 and Federal National Mortgage
Association, 1.625% due 10/26/2015 valued at
$153,000,301); proceeds $150,001,458	0.070%	10/05/2011	10/05/2011	$ 150,000,000	$ 150,000,000
Agreement with Citigroup Global Markets, Inc. and
The Bank of New York, Inc. (Tri-Party), dated
09/30/2011 (collateralized by Federal Home Loan
Mortgage Corporation, 3.500% - 5.500% due
07/15/2023 - 04/15/2041, Federal National
Mortgage Association, 3.500% - 6.000% due
02/25/2032 - 03/25/2039 and Government National
Mortgage Association, 5.000% due 10/20/2039
valued at $306,105,826); proceeds $300,003,250	0.130%	10/03/2011	10/03/2011	300,000,000	300,000,000
Agreement with Credit Suisse Securities (USA) LLC.
and JP Morgan Chase & Co.,(Tri-Party), dated
09/30/2011 (collateralized by Federal Home Loan
Mortgage Corporation, 4.500% - 6.000% due
11/01/2025 - 08/01/2041 valued at $204,003,815);
proceeds $200,000,833	0.050%	10/03/2011	10/03/2011	200,000,000	200,000,000
Agreement with Deutsche Bank Securities, Inc. and
The Bank of New York, Inc. (Tri-Party), dated
09/30/2011 (collateralized by Federal National
Mortgage Association, 0.518% - 7.365% due
1/25/2022 - 07/25/2041 valued at $51,026,297);
proceeds $50,000,556	0.080%	10/05/2011	10/05/2011	50,000,000	50,000,000
Agreement with Deutsche Bank Securities, Inc. and
The Bank of New York, Inc. (Tri-Party), dated
09/30/2011 (collateralized by Federal National
Mortgage Association, 4.500% - 6.000% due
08/01/2024 - 08/01/2040 valued at $204,160,074);
proceeds $200,002,222	0.100%	10/04/2011	10/04/2011	200,000,000	200,000,000
Agreement with Deutsche Bank Securities, Inc. and
The Bank of New York, Inc. (Tri-Party), dated
09/30/2011 (collateralized by Federal National
Mortgage Association, 4.500% - 6.495% due
07/25/2037 - 07/25/2041 valued at $127,500,001);
proceeds $125,001,250	0.060%	10/06/2011	10/06/2011	125,000,000	125,000,000
Agreement with Goldman Sachs & Co. and The Bank
of New York, Inc. (Tri-Party), dated 09/30/2011
(collateralized by Government National Mortgage
Association, 4.500% - 7.000% due 02/15/2034 -
11/15/2039 valued at $178,500,001); proceeds
$175,002,139	0.110%	10/04/2011	10/04/2011	175,000,000	175,000,000
Agreement with JP Morgan Securities, Inc. and The
Bank of New York, Inc. (Tri-Party), dated
09/30/2011 (collateralized by Federal National
Mortgage Association, 4.000% - 5.500% due
07/01/2022 - 09/01/2041 valued at $459,001,432);
proceeds $450,003,000	0.080%	10/03/2011	10/03/2011	450,000,000	450,000,000

State Street Money Market Portfolio
Portfolio of Investments – (continued)
September 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
Agreement with Merrill Lynch Government Securities,
Inc. and The Bank of New York, Inc. (Tri-Party),
dated 09/30/2011 (collateralized by Federal Home
Loan Mortgage Corporation, 3.000% - 6.500% due
02/01/2020 - 10/01/2047 and Federal National
Mortgage Association, 3.000% - 7.000% due
09/01/2020 - 01/01/2049 valued at
$2,422,500,001); proceeds $2,375,019,792	0.100%	10/03/2011	10/03/2011	$ 2,375,000,000	$ 2,375,000,000
Agreement with Merrill Lynch Government Securities,
Inc. and The Bank of New York, Inc. (Tri-Party),
dated 09/30/2011 (collateralized by Federal Home
Loan Mortgage Corporation, 4.000% due
09/15/2041 valued at $127,500,000); proceeds
$125,001,250	0.120%	10/03/2011	10/03/2011	125,000,000	125,000,000
Agreement with Morgan Stanley and Co., Inc. and The
Bank of New York, Inc. (Tri-Party), dated
09/30/2011 (collateralized by Federal Home Loan
Mortgage Corporation, 4.500% - 5.000% due
07/01/2015 - 10/01/2041 and Federal National
Mortgage Association, 4.000% due 04/01/2026
valued at $459,000,000); proceeds $450,003,750	0.100%	10/03/2011	10/03/2011	450,000,000	450,000,000
Agreement with Royal Bank of Canada and The Bank
of New York Inc. (Tri-Party), dated 09/30/2011
(collateralized by Federal National Mortgage
Association, 4.000% - 4.500% due 03/01/2031 -
04/01/2039 valued at $127,698,205); proceeds
$125,001,910	0.110%	10/05/2011	10/05/2011	125,000,000	125,000,000
Agreement with Societe Generale and The Bank of
New York, Inc. (Tri-Party), dated 09/30/2011
(collateralized by Federal Home Loan Mortgage
Corporation, 5.500% - 6.500% due 04/01/2034 -
10/01/2037 and Federal National Mortgage
Association, 4.000% - 6.500% due 07/01/2018 -
03/01/2041 valued at $459,000,000); proceeds
$450,003,000	0.080%	10/03/2011	10/03/2011	450,000,000	450,000,000
Agreement with UBS Securities, LLC and The Bank of
New York, Inc. (Tri-Party), dated 09/30/2011
(collateralized by Federal Home Loan Mortgage
Corporation, 3.500% - 4.500% due 09/01/2026 -
09/01/2041 and Federal National Mortgage
Association, 3.000% due 09/11/2021 valued at
$443,700,000); proceeds $435,003,988	0.110%	10/03/2011	10/03/2011	435,000,000	435,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					5,920,000,000

TREASURY REPURCHASE AGREEMENTS — 9.4%
Agreement with Barclays Capital, Inc. and The Bank of
New York, Inc. (Tri-Party), dated 09/30/2011
(collateralized by U.S. Treasury Strips, 0.000% -
4.750% due 03/01/2012 - 05/15/2038 valued at
$1,836,000,050); proceeds $1,800,007,500	0.050%	10/03/2011	10/03/2011	1,800,000,000	1,800,000,000

State Street Money Market Portfolio
Portfolio of Investments – (continued)
September 30, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
TREASURY REPURCHASE AGREEMENTS (continued)
Agreement with BNP Paribas Securities Corp. and JP
Morgan Chase & Co., (Tri-Party), dated
09/30/2011 (collateralized by U.S. Treasury Strips,
1.500% due 07/31/2016 valued at $459,000,081);
proceeds $450,000,750	0.020%	10/03/2011	10/03/2011	$ 450,000,000	$ 450,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					2,250,000,000

TOTAL INVESTMENTS(d)(e)† — 100.0%					23,849,800,804
Other Assets in Excess of Liabilities — 0.00%					2,027,267
NET ASSETS — 100.0%					$ 23,851,828,071

(a) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's Portfolio Manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $773,900,783 or 3.24 % of net assets as of September 30, 2011.

(b) Variable Rate Security - Interest rate shown is rate in effect as of September 30, 2011.

(c) Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended ("1933 Act") or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. These securities represent $652,000,000 or 2.73 % of net assets as of September 30, 2011.

(d) Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(e) Also represents the cost for federal tax purposes.

† Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

State Street Money Market Portfolio
Portfolio of Investments – (continued)
September 30, 2011 (Unaudited)

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2011, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in
Securities
Level 1 – Quoted Prices	$ -
Level 2 – Other Significant Observable Inputs	23,849,800,804
Level 3 – Significant Unobservable Inputs	-
Total Investments	$23,849,800,804

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

There were no transfers between levels for the period ended September 30, 2011.

Item 2.                                Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 3.                                Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:          /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:       November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:       November 29, 2011

By:          /s/ Troy Statczar
Troy Statczar
Treasurer (principal financial officer) of Henderson Global Funds

Date:       November 29, 2011